FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 911,981	$ 1,130,601
Financial liabilities	9,793,133	7,616,658
Financial liabilities, at fair value	9,659,760		$ 6,799,888
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,901,520		$ 1,819,427
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	19,744	201,906
Financial liabilities, at fair value	19,744	201,906
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	469,968	8,959
Financial assets, at fair value	469,968	8,959
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	679,166	898,717
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	77,319	67,687
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	34,104	20,206
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	57,498	70,367
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,404	63,465
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	490	10,159
Financial assets, at fair value	490	10,159
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	8,692	33,717
Financial assets, at fair value	8,692	33,717
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	134	12
Financial liabilities, at fair value	134	12
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	9,773,255	7,414,740
Financial liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	9,704,095	7,414,740
Financial liabilities, at fair value	9,590,600	6,799,888
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,401,034	2,898,249
Financial liabilities, at fair value	3,210,190	2,638,226
Financial liabilities at amortized cost [member] | Bonds Issued [Member] | UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,901,520	1,819,427
Financial liabilities, at fair value	2,791,889	1,404,819
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	768,728	626,169
Financial liabilities, at fair value	945,060	673,243
Financial liabilities at amortized cost [member] | Bank Loans In Other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	487,438	524,854
Financial liabilities, at fair value	498,086	537,559
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,015,060	727,990
Financial liabilities, at fair value	1,015,060	727,990
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,096,954	781,281
Financial liabilities, at fair value	1,096,954	781,281
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	33,361	36,770
Financial liabilities, at fair value	33,361	36,770
Financial liabilities at amortized cost [member] | Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	69,160
Financial liabilities, at fair value	69,160
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,152,427	2,165,579
Financial assets, at fair value	2,152,427	2,165,579
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	62,161	70,330
Financial assets, at fair value	62,161	70,330
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	9,862	31
Financial assets, at fair value	9,862	31
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	52,299	70,299
Financial assets, at fair value	52,299	70,299
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,231,754	1,001,261
Financial assets, at fair value	1,231,754	1,001,261
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	805,485	642,111
Financial assets, at fair value	805,485	642,111
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	426,269	359,150
Financial assets, at fair value	426,269	359,150
Accounts receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	911,491	1,120,442
Financial assets, at fair value	911,491	1,120,442
Accounts receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	679,166	898,717
Financial assets, at fair value	679,166	898,717
Accounts receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	77,319	67,687
Financial assets, at fair value	77,319	67,687
Accounts receivable (net) [member] | Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	34,104	20,206
Financial assets, at fair value	34,104	20,206
Accounts receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	57,498	70,367
Financial assets, at fair value	57,498	70,367
Accounts receivable (net) [member] | Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,404	63,465
Financial assets, at fair value	$ 63,404	$ 63,465